UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net cash provided by operating activities	$ 122,426	$ 113,977
Investing activities
Additions to direct financing leases and leaseback assets	(65,030)	(1,065)
Purchase of vessels, capital improvements and other additions	(40,278)	(1,099)
Proceeds from sales of vessels and termination of charters	34,581	0
Net amounts received from associated companies	15,941	22,984
Proceeds from sale of shares	21,055	0
Other investments and long term assets, net	(32,527)	(6,092)
Net cash provided by/(used in) investing activities	(66,258)	14,728
Financing activities
Shares issued, net of issuance costs	12,659	0
Principal settlements of cross currency swaps, net	(11,706)	(41,769)
Payment for early settlements of interest rate swaps, net	(4,539)	0
Repurchase of bonds	(64,795)	(80,749)
Proceeds from issuance of short-term and long-term debt	347,231	217,338
Repayments of short-term and long-term debt	(275,905)	(115,739)
Discounts received on debt repurchased		1,654
Debt fees paid	(4,199)	(3,210)
Repayment of lease obligation liability	(32,925)	(30,899)
Cash dividends paid	(64,887)	(75,325)
Net cash used in financing activities	(99,066)	(128,699)
Net change in restricted cash and cash and cash equivalents	(42,898)	6
Cash, restricted cash and cash equivalents at start of the period	203,016	212,394
Cash, restricted cash and cash equivalents at end of the period	$ 160,118	$ 212,400